Significant Events	6 Months Ended
Jun. 30, 2021
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Significant Events

Note 2 - Significant Events

As of June 30, 2021, the following significant events have influenced the operations of the Bank and its subsidiaries or the Consolidated Financial Statements:

ITAÚ CORPBANCA

Discontinuation of the net investment in Itaú Corpbanca Colombia hedge

During January 2021, by decision of Management, the hedge of net investment in Itaú Corpbanca Colombia was discontinued. The impact of discontinuing the hedge relationship was reclassified from valuation accounts to reserves, without generating an effect on the Consolidated Statement of Income.